Offerings	May 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.400% Notes due 2027
Amount Registered | shares	227,925,000
Maximum Aggregate Offering Price	$ 227,925,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 34,895.32
Offering Note	(1a) Represents the aggregate principal amount of such series of notes to be exchanged for those offered in the exchange offers to which the registration statement relates. (1b) Calculated in accordance with Rule 457(f) and 457(a) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.400% Notes due 2027
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(2a) No separate consideration will be received for the guarantees. ConocoPhillips will guarantee the notes being registered. (2b) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.300% Notes due 2029
Amount Registered | shares	58,635,000
Maximum Aggregate Offering Price	$ 58,635,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,977.02
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.300% Notes due 2029
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.800% Notes due 2032
Amount Registered | shares	102,042,000
Maximum Aggregate Offering Price	$ 102,042,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,622.63
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.800% Notes due 2032
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.700% Notes due 2034
Amount Registered | shares	63,047,000
Maximum Aggregate Offering Price	$ 63,047,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,652.50
Offering Note	See Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.700% Notes due 2034
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.600% Notes due 2037
Amount Registered | shares	259,050,000
Maximum Aggregate Offering Price	$ 259,050,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 39,660.56
Offering Note	See Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.600% Notes due 2037
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.200% Notes due 2045
Amount Registered | shares	151,419,000
Maximum Aggregate Offering Price	$ 151,419,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 23,182.25
Offering Note	See Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 5.200% Notes due 2045
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 2.